OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

17. OTHER PAYABLES AND ACCRUED EXPENSES

As of December 31, 2023 and 2022, other payables and accrued expenses consist of:

	December 31, 2023	December 31, 2022
Advances from unrelated third-parties (i)	$621,146	$395,359
Other taxes payable (ii)	4,133,972	4,216,786
Accrued professional fees	230,000	215,889
Amount due to employees(iii)	158,396	41,782
Others	80,711	126,528
	$5,224,225	$4,996,344

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS